UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22011

MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
(Exact name of registrant as specified in charter)

552 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Fixed Income Securities (97.3%)
Brazil (15.9%)
Sovereign (15.9%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14 - 1/1/17	BRL	477,658	$255,319

Colombia (3.5%)
Sovereign (3.5%)
Republic of Colombia,
9.85%, 6/28/27	COP	46,000,000	33,320
12.00%, 10/22/15	33,000,000		23,260
			56,580
Ecuador (0.4%)
Sovereign (0.4%)
Republic of Ecuador,
9.38%, 12/15/15	$7,000		6,335

Egypt (2.0%)
Sovereign (2.0%)
UBS AG Jersey Branch,
12.60%, 2/22/17	EGP	175,300	31,450

Hungary (9.5%)
Sovereign (9.5%)
Republic of Hungary,
6.75%, 2/24/17	HUF	13,796,620	62,028
7.25%, 6/12/12	776,500		3,606
8.00%, 2/12/15	18,329,840		86,836
			152,470
Indonesia (12.9%)
Corporate Bonds (0.3%)
Pindo Deli Finance Mauritius,
Tranche A, Zero Coupon
Zero Coupon, 4/28/15 (a)(b)(c)	$137		34
Zero Coupon, 4/28/15 (a)(b)(c)(d)	1,391		341
Tranche B, Zero Coupon
Zero Coupon, 4/28/18 (a)(b)(c)(d)	8,336		1,084
Tranche C, Zero Coupon
Zero Coupon, 4/28/25 (a)(b)(c)(d)	2,227		50
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, Zero Coupon
Zero Coupon, 4/28/15 (a)(b)(c)(d)	4,152		976
Zero Coupon, 4/28/15 (a)(b)(c)	627		147
Tranche B, Zero Coupon
Zero Coupon, 4/28/18 (a)(b)(c)(d)	9,360		1,872
Tranche C, Zero Coupon
Zero Coupon, 4/28/27 (a)(b)(c)(d)	998		22
			4,526

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Sovereign (12.6%)
Barclays Bank PLC, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17	IDR	750,000,000	$93,829
Credit Suisse, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/15/17	154,683,530		19,269
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
Credit Linked Notes
11.00%, 12/15/20	60,000,000		8,151
11.50%, 9/23/19 (d)	235,000,000		33,440
12.80%, 6/22/21	150,000,000		23,094
JPMorgan Chase Bank, London, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/19/17 (a)	192,525,000		23,982
			201,765
			206,291
Malaysia (4.2%)
Sovereign (4.2%)
Government of Malaysia,
3.83%, 9/28/11	MYR	55,030	17,484
3.84%, 8/12/15	110,000		35,100
5.09%, 4/30/14	42,152		14,061
			66,645
Mexico (15.8%)
Sovereign (15.8%)
Mexican Bonos,
7.75%, 12/14/17	MXN	515,924	44,439
8.00%, 12/17/15	101,200		8,716
9.50%, 12/18/14	360,000		32,531
10.00%, 12/5/24 - 11/20/36	1,628,375		167,739
			253,425
Peru (1.0%)
Sovereign (1.0%)
Peru Government Bond,
7.84%, 8/12/20	PEN	37,745	15,521

South Africa (8.4%)
Sovereign (8.4%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	901,400	115,806
8.00%, 12/21/18	140,000		19,015
			134,821

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	Face
	Amount		Value
	(000)		(000)
Thailand (4.9%)
Sovereign (4.9%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	1,597,940	$51,488
5.25%, 7/13/13 - 05/12/14	795,100		26,541
			78,029
Turkey (15.4%)
Sovereign (15.4%)
Republic of Turkey,
Zero Coupon, 5/11/11 - 1/25/12	TRY	367,998	226,647
10.00%, 2/15/12	18,483		13,625
16.00%, 3/7/12	9,340		6,903
			247,175
Venezuela (3.4%)
Sovereign (3.4%)
Republic of Venezuela,
9.25%, 9/15/27 - 5/7/28 (e)	$64,500		44,551
9.38%, 1/13/34	7,500		5,138
10.75%, 9/19/13	5,000		4,605
			54,294
Total Fixed Income Securities (Cost $1,515,246)			1,558,354

Loans (2.3%)
Colombia (0.9%)
Corporate (0.9%)
MFI WWB Cali,
12.50%, 2/28/11 (a)(c)(f)	COP	15,103,760	8,186
MFI WWB Popoyan,
12.50%, 2/28/11 (a)(c)(f)	13,215,790		7,162
			15,348
Kazakhstan (0.4%)
Corporate (0.4%)
MFI KMF,
15.50%, 2/28/11 (a)(c)(f)	KZT	905,197	5,882

Mexico (0.8%)
Corporate (0.8%)
MFI Finsol,
14.00%, 2/28/11 (a)(c)(f)	MXN	161,685	12,775

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Peru (0.2%)
Corporate (0.2%)
MFI Confranz,
10.40%, 2/28/11 (a)(c)(f)	PEN	8,672	$3,074
Total Loans (Cost $40,569)			37,080

	Shares
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $5,935)	5,935,000	5,935
Total Investments (100.0%) (Cost $1,561,750) +		1,601,368
Liabilities in Excess of Other Assets		(337,483)
Net Assets		$1,264,203

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2010.
(b)	Issuer is in default.
(c)	Security has been deemed illiquid at July 31, 2010.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of July 31, 2010.
(f)

At July 31, 2010, the fund held approximately $37,080,000 of fair valued securities, representing 2.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At July 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $1,561,750,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $39,935,000 of which $101,308,000 related to appreciated securities and $61,373,000 related to depreciated securities.

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	27,920	$36,383	9/2/10	USD	36,512	$36,512	$129
USD	56,303	56,303	8/16/10	MYR	180,000	56,539	236
USD	59,745	59,745	8/19/10	RUB	1,825,230	60,227	482
		$152,431				$153,278	$847

BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

At July 31, 2010, the Fund had a reverse repurchase agreement outstanding with UBS as follows:

Maturity in Less than 365 Days

Value of Securities Subject to Repurchase	$44,351,000
Liability Under Reverse Repurchase Agreement	$39,823,000
Weighted Average Days to Maturity	23.44

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

(Showing Percentage of Total Value of Investments)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010.  (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$4,526	$—	$4,526
Sovereign	—	1,553,828	—	1,553,828
Total Fixed Income Securities	—	1,558,354	—	1,558,354
Loans	—	—	37,080	37,080
Short-Term Investment
Investment Company	5,935	—	—	5,935
Foreign Currency Exchange Contracts	—	847	—	847
Total Assets	5,935	1,559,201	37,080	1,602,216

Liabilities:
Reverse Repurchase Agreements	—	39,823	—	39,823
Total	$5,935	$1,519,378	$37,080	$1,562,393

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans (000)
Balance as of 10/31/09	$35,146
Accrued discounts/premiums	—
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	1,934
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 7/31/10	$37,080
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 7/31/10.	$1,934

Notes to Portfolio of Investments

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not trade on the valuation date for which markets are readily available are valued at the mean between the current bid and ask prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 21, 2010

By:	/s/ Francis Smith
Name:	Francis Smith
Title:	Principal Executive Officer
Date:	September 21, 2010